SCHEDULE OF TRANSACTIONS WITH RELATED PARTIES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Revenue, net	$ 7,991,103	$ 9,028,187	$ 10,944,753
Loan interest expenses paid to related parties	290,745	206,842	193,738
Related Party [Member]
Related Party Transaction [Line Items]
Revenue, net	36,110	1,525	493
Rental expenses paid to related parties	87,401	87,353	88,003
Loan interest expenses paid to related parties	$ 71,111	$ 91,660	$ 164,009